UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281

                        OPPENHEIMER CHAMPION INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub.Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,2                         $     4,800,561   $        96,011
-------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,Series 1999-I,
Cl. ECFD, 0.274%, 1/25/29 1                                                        437,665            91,910
                                                                                             ----------------
Total Asset-Backed Securities (Cost $3,731,213)                                                      187,921
-------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.0%
-------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30 (Cost $1,151,643)          1,200,000         1,153,954
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--80.0%
-------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--28.1%
-------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                             7,000,000         7,175,000
9% Sr. Unsec. Nts., 7/1/15                                                       3,792,307         4,105,172
-------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                        4,500,000         4,725,000
-------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                              650,000           672,750
10.25% Sr. Sec. Nts., Series B, 7/15/13                                          4,300,000         4,644,000
-------------------------------------------------------------------------------------------------------------
Visteon Corp., 8.25% Sr. Unsec. Nts., 8/1/10                                     8,600,000         8,578,500
                                                                                             ----------------
                                                                                                  29,900,422
-------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                              11,620,000        11,914,509
-------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                      3,875,000         4,243,125
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education Management Corp., 10.25% Sr.
Unsec. Sub. Nts., 6/1/16                                                         3,960,000         4,187,700
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.8%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                                     3,500,000         3,613,750
-------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                   1,145,000         1,102,063
-------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                       7,240,000         7,240,000
-------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3              7,685,000         6,609,100
-------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                           3,800,000         3,752,500
8% Sr. Nts., 11/15/13                                                            2,800,000         2,852,500
-------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 1                             7,400,000         7,881,000
-------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                  6,750,000         6,420,938
9% Sr. Sub. Nts., 3/15/12                                                        4,600,000         4,818,500
-------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                    4,573,000         4,847,380
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                    4,000,000         4,015,000
-------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                  2,600,000         2,375,750
6.75% Sr. Unsec. Nts., 4/1/13                                                    2,195,000         2,096,225
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                             12,300,000        12,638,250
-------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                             2,490,000         2,427,750
6.375% Sr. Sub. Nts., 7/15/09                                                    3,400,000         3,383,000


                      1 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                       $     3,485,000   $     3,406,588
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                             1,700,000         1,691,500
8% Sr. Sub. Nts., 4/1/12                                                         8,650,000         8,974,375
-------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14 1                                    4,950,000         4,801,500
-------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                    6,700,000         6,892,960
-------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                 780,000           803,400
6.875% Sr. Sub. Nts., 12/1/11                                                    1,100,000         1,123,375
-------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12               13,400,000        13,869,000
-------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 3                            3,285,000         3,638,138
-------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,4,5                                 3,900,000                --
-------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
9.625% Sr. Nts., 6/1/14                                                          5,043,000         4,702,598
9.75% Sr. Nts., 4/15/13                                                          3,400,000         3,217,250
-------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                               9,550,000         8,499,500
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                              2,475,000         2,196,563
-------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                             7,600,000         8,626,000
-------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                       8,450,000         8,428,875
-------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                5,400,000         5,737,500
-------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                 5,400,000         5,285,250
-------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14           13,500,000        13,078,125
                                                                                             ----------------
                                                                                                 181,046,203
-------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                  1,700,000         1,470,500
8.375% Sr. Nts., 4/15/12                                                         6,100,000         5,795,000
-------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                  1,400,000         1,518,005
-------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                          1,700,000         1,513,000
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                              4,750,000         4,180,000
8.875% Sr. Sub. Nts., 4/1/12                                                     3,100,000         2,867,500
-------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                   4,300,000         4,407,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                              3,950,000         4,068,500
-------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                             1,700,000         1,521,500
-------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                 1,360,000         1,400,800
-------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                                             3,400,000         3,009,000
7.75% Sr. Nts., 3/15/13                                                          1,300,000         1,202,500
9.25% Sr. Sub. Nts., 4/15/12                                                     3,200,000         3,040,000
-------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                         3,250,000         3,371,875
-------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                              3,300,000         3,201,000
-------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                7,400,000         6,993,000
                                                                                             ----------------
                                                                                                  49,559,680
-------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                           6,805,000         6,805,000
-------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                        1,455,000         1,425,900
                                                                                             ----------------
                                                                                                   8,230,900


                      2 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
MEDIA--14.4%
Adelphia Communications Corp.:
7.875% Escrow Shares, Series B, 5/1/09 4,5                                 $     1,740,000   $       535,050
8.125% Escrow Shares, Series B, 7/15/03 4,5                                      4,020,000         1,261,275
8.375% Escrow Shares, Series B, 2/1/08 4,5                                       2,700,000           847,125
9.875% Escrow Shares, Series B, 3/1/08 4,5                                       2,200,000           690,250
10.25% Escrow Shares, Series B, 6/15/11 4,5                                      2,500,000           818,750
10.875% Escrow Shares, Series B, 10/1/10 4,5                                     4,200,000         1,323,000
-------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12              3,600,000         3,636,000
-------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                         5,400,000         5,319,000
-------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                             6,900,000         6,589,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                    6,150,000         5,857,875
-------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                           3,350,000         3,400,250
-------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                 11,650,000        12,232,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                        9,835,000        10,314,456
-------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                13,650,000        13,957,125
-------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 6                       12,900,000        11,803,500
-------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                 5,900,000         5,634,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                  3,615,000         3,605,963
-------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                   6,500,000         6,751,875
-------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                          4,300,000         4,466,625
9.875% Sr. Sub. Nts., 8/15/13                                                    9,529,000        10,243,675
-------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 6                                              1,100,000         1,040,875
0%/9% Unsec. Disc. Nts., 11/15/13 6                                              4,200,000         3,974,250
8% Unsec. Nts., 11/15/13                                                        16,325,000        16,651,500
-------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 6/15/15                                                  5,400,000         5,089,500
8.375% Sr. Unsec. Nts., 3/15/13                                                  9,900,000        10,407,375
-------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                 16,800,000        16,086,000
7% Sr. Unsec. Nts., 10/1/13                                                      3,380,000         3,346,200
7.125% Sr. Unsec. Nts., 2/1/16                                                   3,900,000         3,831,750
-------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                     3,000,000         2,985,000
-------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                      10,970,000        11,134,550
-------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                             4,899,000         4,666,298
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                               2,000,000         2,005,000
-------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                               5,055,000         4,966,538
-------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 6                        10,900,000         9,537,500
-------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.:
8.50% Sr. Nts., 10/15/15 3                                                       7,730,000         7,807,300
8.50% Sr. Unsec. Nts., 10/15/15                                                  1,270,000         1,282,700
-------------------------------------------------------------------------------------------------------------


                      3 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
-------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13        $     3,993,000   $     4,092,825
-------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                     6,800,000         5,695,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                             2,500,000         2,162,500
-------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 3,6                                        6,020,000         4,274,200
10% Sr. Nts., 8/1/14 3                                                          15,135,000        16,080,938
-------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 2,3                   6,235,000         6,468,813
-------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                             6,300,000         6,662,250
8.875% Sr. Unsec. Nts., 5/15/11                                                  4,593,000         4,742,273
-------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                          2,405,000         2,380,950
-------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                      15,020,000        14,306,550
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                      16,770,000        15,973,425
6.875% Sr. Nts., 1/15/13                                                        11,900,000        11,334,750
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                     16,645,000        17,394,025
-------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3              7,000,000         7,498,750
-------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                   3,900,000         4,012,125
-------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                          4,500,000         4,702,500
-------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                 8,836,700         9,101,801
-------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                     4,320,000         4,255,200
-------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                      6,400,000         6,528,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                       1,500,000         1,477,500
-------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                               4,400,000         4,114,000
-------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 6                         11,979,000         9,163,935
-------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                 7,850,000         7,732,250
                                                                                             ----------------
                                                                                                 384,255,190
-------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14               8,400,000         8,547,000
-------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                     8,995,000         9,669,625
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                           2,245,000         2,480,725
                                                                                             ----------------
                                                                                                  20,697,350
-------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                         3,400,000         3,247,000
-------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 3                           11,350,000        10,413,625
-------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                      6,800,000         7,140,000
-------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,4,5                               700,000            87,500
-------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.981% Sr. Sec. Nts., 1/15/14 2                         6,790,000         5,067,038
-------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                2,200,000         2,244,000
                                                                                             ----------------
                                                                                                  28,199,163
-------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                          4,190,000         4,451,875
-------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                       12,051,000        12,954,825
-------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 1                               2,500,000         2,593,750
-------------------------------------------------------------------------------------------------------------


                      4 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                          $     4,120,000   $     3,893,400
                                                                                             ----------------
                                                                                                  23,893,850
-------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.7%
-------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Constellation Brands, Inc.:
7.25% Sr. Nts., 5/15/17 3                                                        3,120,000         3,057,600
7.25% Sr. Nts., 9/1/16                                                           5,010,000         4,909,800
8.125% Sr. Sub. Nts., 1/15/12                                                    4,000,000         4,090,000
                                                                                             ----------------
                                                                                                  12,057,400
-------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                  13,002,000        13,354,211
-------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                21,030,000        25,512,523
-------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                     5,250,000         5,335,313
                                                                                             ----------------
                                                                                                  44,202,047
-------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                              2,000,000         1,915,000
8.625% Sr. Sub. Nts., 12/15/12                                                   6,900,000         7,158,750
-------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                   1,610,000         1,561,700
8.625% Sr. Nts., 5/1/09                                                          4,200,000         4,210,500
8.875% Sr. Unsec. Nts., 3/15/11                                                    942,000           932,580
-------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                      5,600,000         4,396,000
-------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%
Sr. Sub. Nts., 4/1/17 3                                                         12,849,000        12,431,408
-------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                             2,240,000         2,256,800
8% Sr. Nts., Series B, 10/15/09                                                  2,800,000         2,898,000
                                                                                             ----------------
                                                                                                  37,760,738
-------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                     4,450,000         4,288,688
-------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 3                            2,435,000         2,841,747
-------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                      10,500,000         8,491,875
                                                                                             ----------------
                                                                                                  15,622,310
-------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                       5,150,000         5,214,375
-------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                         5,000,000         5,175,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                              4,435,000         4,579,138
-------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 3                                                       8,464,000         8,527,480
10.50% Sr. Sub. Nts., 11/15/16 3                                                 5,203,000         5,255,030
                                                                                             ----------------
                                                                                                  28,751,023
-------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                            12,010,000        12,526,370
-------------------------------------------------------------------------------------------------------------
ENERGY--7.9%
-------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                     2,390,000         2,294,400
-------------------------------------------------------------------------------------------------------------


                      5 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
-------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10              $     4,900,000   $     5,077,625
-------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                   1,324,000         1,324,000
-------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                       2,870,000         2,755,200
-------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14 1                              3,840,000         4,051,200
-------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                 5,300,000         5,333,125
                                                                                             ----------------
                                                                                                  20,835,550
-------------------------------------------------------------------------------------------------------------
OIL & GAS--7.1%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                 5,300,000         5,114,500
-------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                     2,390,000         2,395,975
-------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                1,380,000         1,397,250
-------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                  6,500,000         6,231,875
6.875% Sr. Unsec. Nts., 1/15/16                                                 12,304,000        12,088,680
7.50% Sr. Nts., 6/15/14                                                          3,000,000         3,052,500
-------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                        7,155,000         7,101,338
-------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                2,410,000         2,458,200
-------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                         4,800,000         4,872,000
-------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                            3,900,000         3,885,375
-------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                              2,600,000         2,548,000
-------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                    4,175,000         4,310,688
-------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                24,037,000        25,175,801
-------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                        3,350,000         3,316,500
6.875% Sr. Unsec. Nts., 12/15/13                                                   860,000           792,275
-------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                   10,400,000        10,088,000
-------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                                                     975,000           959,283
-------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                 10,490,000        10,490,000
-------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                             1,800,000         1,795,500
7.875% Sr. Unsec. Sub. Nts., 5/1/13                                              2,360,000         2,419,000
-------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                             4,400,000         4,685,617
-------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                        7,195,000         6,979,150
-------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                    4,080,000         3,886,200
7.375% Sr. Sub. Nts., 7/15/13                                                    3,300,000         3,349,500
7.50% Sr. Sub. Nts., 5/15/16                                                     9,325,000         9,488,188
-------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 3                                                  6,815,000         6,780,925
7.50% Sr. Sec. Nts., 11/30/16 3                                                 13,635,000        13,600,913
-------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14 7                                           2,760,000         2,553,000
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                             6,700,000         6,733,500
-------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                                 4,785,000         4,880,700
-------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                  3,375,000         3,594,375
-------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                   1,775,000         1,770,563
6.625% Sr. Unsec. Nts., 11/1/15                                                  1,775,000         1,766,125
-------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                      4,600,000         4,393,000


                      6 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
-------------------------------------------------------------------------------------------------------------
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                         $     3,200,000   $     3,056,000
-------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 1                       1,600,000         1,612,000
                                                                                             ----------------
                                                                                                 189,622,496
-------------------------------------------------------------------------------------------------------------
FINANCIALS--2.8%
-------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                                                    6,075,000         6,181,313
9.235% Sr. Sec. Nts., 9/15/14 2                                                  1,405,000         1,426,075
10.25% Sr. Unsec. Sub. Nts., 3/1/16                                              5,960,000         5,960,000
-------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                  2,670,000         2,723,400
8% Sr. Nts., 6/15/11                                                             4,165,000         4,289,950
                                                                                             ----------------
                                                                                                  20,580,738
-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.0%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                           656,000           660,100
-------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.7%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 1                               3,265,000         3,354,788
-------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                        17,210,000        15,923,673
                                                                                             ----------------
                                                                                                  19,278,461
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 6              1,700,000         1,538,500
-------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                              4,860,000         4,890,375
-------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                         4,170,000         4,013,625
-------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                   1,550,000         1,592,625
10.106% Sr. Unsec. Nts., 5/1/10 2                                                1,550,000         1,588,750
                                                                                             ----------------
                                                                                                  13,623,875
-------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 2                                      6,092,000         6,434,675
-------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                        1,370,000         1,361,438
-------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                               8,400,000         8,106,000
6.75% Sr. Nts., Series Q, 6/1/16                                                 1,800,000         1,773,000
-------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                    2,915,000         2,893,138
                                                                                             ----------------
                                                                                                  20,568,251
-------------------------------------------------------------------------------------------------------------
HEALTH CARE--3.8%
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                     2,390,000         2,264,525
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.5%
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12             5,200,000         5,427,339
-------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                  4,950,000         4,857,188
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                              6,960,000         6,907,800
-------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                     5,600,000         5,642,000
-------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                             2,400,000         2,561,762
-------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                 19,407,000        16,544,468
-------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                               3,525,000         3,842,250
-------------------------------------------------------------------------------------------------------------


                      7 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                              $       100,000   $        96,000
6.875% Sr. Sub. Nts., 12/15/15                                                     575,000           549,125
-------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                 2,465,000         2,449,594
-------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                        8,633,000         7,769,700
-------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                         6,180,000         5,677,875
7.375% Nts., 2/1/13                                                                403,000           366,226
9.875% Sr. Nts., 7/1/14                                                         10,475,000        10,422,625
-------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                  110,000           115,907
-------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                      3,850,000         3,984,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                             3,850,000         4,138,750
-------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 6          14,495,000        11,885,900
                                                                                             ----------------
                                                                                                  93,239,259
-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 1             5,700,000         5,586,000
-------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.6%
-------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                           4,800,000         4,680,000
-------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 3                                        2,400,000         2,496,000
-------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                          3,900,000         3,783,000
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                             1,700,000         1,657,500
7.625% Sr. Sub. Nts., 2/1/18                                                     1,710,000         1,735,650
-------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                    3,267,000         3,046,478
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                             2,400,000         2,274,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                  6,075,000         5,771,250
7.625% Sr. Sub. Nts., 6/15/12                                                    3,100,000         3,189,125
                                                                                             ----------------
                                                                                                  28,633,003
-------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 1,4,5                                    2,000,000                --
13% Sr. Unsec. Nts., 2/1/09 1,4,5                                               13,545,000                --
                                                                                             ----------------
                                                                                                          --
-------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 1                       2,150,000         2,198,375
-------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12         11,455,000        11,397,725
-------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                               3,550,000         3,399,125
                                                                                             ----------------
                                                                                                  16,995,225
-------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                                         18,850,000        18,708,625
9.25% Sr. Sec. Debs., Series B, 9/1/12                                           1,100,000         1,156,375
-------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts.,
Series B, 11/15/05 1,4,5                                                         4,000,000                --
-------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr. Nts., 2/1/15 3                                          3,784,000         3,869,140
-------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                      5,600,000         5,516,000
-------------------------------------------------------------------------------------------------------------


                      8 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                        $     4,950,000   $     4,776,750
7.50% Sr. Nts., 5/1/11                                                           2,700,000         2,750,625
-------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                             3,380,000         3,464,500
                                                                                             ----------------
                                                                                                  40,242,015
-------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13 1            2,700,000         2,673,000
-------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                   5,325,000         5,484,750
-------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                                     975,000         1,026,188
                                                                                             ----------------
                                                                                                   6,510,938
-------------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Case New Holland, Inc.:
7.125% Sr. Unsec. Nts., 3/1/14                                                   3,860,000         3,927,550
9.25% Sr. Nts., 8/1/11                                                           3,900,000         4,107,480
-------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 1                                  3,600,000         3,438,000
-------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                           3,965,000         4,014,563
-------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                         1,200,000         1,209,000
10.50% Sr. Sub. Nts., 8/1/12 1                                                   4,348,000         4,587,140
-------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 1                           8,300,000         8,071,750
-------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                               8,868,000         9,156,210
-------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                4,500,000         4,421,250
                                                                                             ----------------
                                                                                                  42,932,943
-------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Avis Budget Car Rental LLC:
7.625% Sr. Unsec. Unsub. Nts., 5/15/14                                           4,200,000         4,263,000
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                            2,395,000         2,454,875
7.86% Sr. Unsec. Unsub. Nts., 5/15/14 2                                            955,000           974,100
-------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                     865,000           906,088
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                              8,185,000         9,085,350
-------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                  4,800,000         4,788,000
-------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                        650,000           653,250
7.50% Sr. Unsec. Nts., 11/1/13                                                   5,476,000         5,558,140
                                                                                             ----------------
                                                                                                  28,682,803
-------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 3                                        2,305,000         2,426,013
-------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                    2,540,000         2,679,700
-------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                            3,745,000         3,791,813
-------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                 24,200,000        23,716,000
                                                                                             ----------------
                                                                                                  32,613,526
-------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                              3,152,000         3,349,000
-------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.0%
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15                  12,089,000        11,968,110
-------------------------------------------------------------------------------------------------------------


                      9 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,5     $     8,625,000   $            86
                                                                                             ----------------
                                                                                                  11,968,196
-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 3                                                         1,220,000         1,256,600
11.75% Sr. Sub. Nts., 8/1/16 3                                                   2,380,000         2,570,400
                                                                                             ----------------
                                                                                                   3,827,000
-------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,4,5 [EUR]               7,618,952                --
-------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,4,5               2,562,215                --
-------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,4,5 [EUR]                        4,250,000                --
                                                                                             ----------------
                                                                                                          --
-------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub.
Nts., Series B, 2/15/13                                                          6,680,000         7,139,250
-------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                     4,235,000         4,256,175
-------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                                     1,800,000         1,764,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                              4,000,000         4,030,000
-------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                  2,230,000         2,294,113
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                            13,190,000        14,014,375
                                                                                             ----------------
                                                                                                  33,497,913
-------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Freescale Semiconductor, Inc., 10.125% Sr. Sub. Nts., 12/15/16 3                 5,572,000         5,265,540
-------------------------------------------------------------------------------------------------------------
MATERIALS--6.6%
-------------------------------------------------------------------------------------------------------------
CHEMICALS--1.4%
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                    239,694           250,480
10.625% Sr. Unsec. Nts., 5/1/11                                                  4,795,000         5,070,713
-------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                                                  1,800,000         1,899,000
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                            1,365,000         1,469,081
-------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 2                                                3,860,000         4,303,900
11.625% Sr. Unsec. Nts., 10/15/10                                                  190,000           204,725
-------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                                  2,910,000         2,859,075
-------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 6              4,150,000         3,569,000
-------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                      7,280,000         7,516,600
8.25% Sr. Unsec. Nts., 9/15/16                                                   3,880,000         4,074,000
10.50% Sr. Sec. Nts., 6/1/13                                                     2,400,000         2,604,000
-------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14                  1,000,000         1,010,000
-------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts.,
12/1/12                                                                          1,000,000         1,047,500
                                                                                             ----------------
                                                                                                  35,878,074
-------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 6                          12,185,000         8,895,050


                     10 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.0%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                       $     4,800,000   $     4,620,000
-------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                   4,310,000         4,353,100
-------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                    450,000           455,063
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                           17,300,000        17,581,125
-------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                          6,400,000         6,576,000
9.50% Sr. Sub. Nts., 8/15/13                                                     3,200,000         3,340,000
-------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                          9,248,000         9,224,880
-------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                     491,000           516,778
-------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                       900,000           928,125
8.25% Sr. Unsec. Nts., 5/15/13                                                   4,893,000         5,088,720
8.75% Sr. Sec. Nts., 11/15/12                                                    9,400,000         9,846,500
8.875% Sr. Sec. Nts., 2/15/09                                                    6,769,000         6,921,303
-------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 5,8                                  3,527,127         3,809,297
-------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                       5,975,000         5,258,000
-------------------------------------------------------------------------------------------------------------
Stone Container Corp., 8.375% Sr. Nts., 7/1/12                                   1,240,000         1,247,750
                                                                                             ----------------
                                                                                                  79,766,641
-------------------------------------------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12 7                                                 4,093,000         4,113,465
7.875% Sr. Unsec. Nts., 2/15/09                                                    466,000           467,165
-------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                             6,000,000         6,082,500
-------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,4,5       1,247,000                --
-------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                    8,373,000         9,283,731
-------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 1                         3,646,000         3,910,335
-------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 2                                  9,400,000         9,693,750
                                                                                             ----------------
                                                                                                  33,550,946
-------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                    500,000           486,250
-------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                               4,000,000         3,895,000
-------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                              2,485,000         2,438,406
-------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                          4,400,000         3,976,500
-------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.106% Sr. Sec. Nts., 8/1/14 2,3                                                 2,775,000         2,844,375
11.375% Sr. Sub. Nts., 8/1/16 3                                                  2,775,000         2,976,188
                                                                                             ----------------
                                                                                                  16,616,719
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.2%
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.9%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 3                          21,855,000        21,062,756
-------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 6/15/16                           1,570,000         1,766,250
-------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 2                                                        8,300,000         8,466,000
8.625% Sr. Nts., 1/15/15                                                           325,000           334,750
-------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 3                     2,375,000         2,529,375
-------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                          2,075,000         2,183,938
-------------------------------------------------------------------------------------------------------------


                     11 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                                                $     1,995,000   $     2,099,738
9% Sr. Unsec. Nts., 8/15/14                                                      6,500,000         6,808,750
-------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,4,5                         8,000,000           360,000
-------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                          3,143,000         3,213,718
-------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                                   2,915,000         3,002,450
8.875% Unsec. Unsub. Nts., 3/15/12                                              30,050,000        32,529,125
-------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,5                                   4,550,000                --
-------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                                         13,650,000        14,537,250
-------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts.,
2/15/15                                                                          2,490,000         2,621,071
-------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                  5,810,000         5,984,300
11% Sr. Unsec. Sub. Nts., 10/15/16                                               3,895,000         4,089,750
-------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                            3,500,000         3,675,000
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                           12,900,000        13,706,250
-------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 1,4,5                     4,500,000                --
                                                                                             ----------------
                                                                                                 128,970,471
-------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.3%
Alamosa Delaware, Inc., 11% Sr. Unsec. Nts., 7/31/10                               293,000           310,431
-------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                          1,464,000         1,540,860
-------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                 1,500,000         1,541,250
7.50% Sr. Nts., 5/1/12                                                          10,050,000        10,376,625
-------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,4,5                13,969,000                --
-------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                12,500,000        13,468,750
-------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10% Sr. Unsec. Nts., 1/1/13                     2,500,000         2,693,750
-------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Unsec. Nts., 11/1/14                    4,585,000         4,756,938
-------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                     3,140,000         3,297,000
-------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                         5,368,000         5,636,400
9.606% Sr. Unsec. Nts., 10/15/12 2                                               1,470,000         1,506,750
-------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                  77,215,000        77,248,743
-------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                         4,300,000         4,351,751
7.50% Sec. Nts., 3/15/15                                                         5,150,000         5,524,827
8% Sr. Sub. Nts., 12/15/12                                                       2,550,000         2,716,301
-------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10                                    5,800,000         6,090,000
                                                                                             ----------------
                                                                                                 141,060,376
-------------------------------------------------------------------------------------------------------------
UTILITIES--5.3%
-------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AES Corp. (The), 8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                     2,500,000         5,170,890
-------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
7% Sr. Nts., 5/15/17 3                                                          14,660,000        13,890,350
7.50% Sr. Unsec. Nts., 6/15/13                                                   2,360,000         2,348,200
7.75% Sr. Unsec. Nts., 6/15/16                                                   3,405,000         3,405,000
-------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                              3,800,000         3,895,000
-------------------------------------------------------------------------------------------------------------


                     12 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
-------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                   $     5,674,000   $     5,606,252
                                                                                             ----------------
                                                                                                  34,315,692
-------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.6%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                             1,800,000         1,813,500
8.75% Sr. Sec. Nts., 5/15/13 3,7                                                 7,000,000         7,420,000
-------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                         3,159,418         3,459,563
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                         1,500,000         1,777,500
-------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                            6,899,000         6,812,763
8.75% Sr. Nts., 2/15/12                                                          5,386,000         5,574,510
-------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                   23,700,000        24,588,750
9.125% Sr. Unsec. Nts., 5/1/31                                                   5,100,000         5,610,000
-------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                5,082,051         5,339,330
-------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                        12,000,000        12,075,000
7.375% Sr. Nts., 2/1/16                                                         22,355,000        22,466,775
                                                                                             ----------------
                                                                                                  96,937,691
-------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                     2,100,000         2,118,785
-------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                          2,293,000         2,362,845
7.75% Sr. Nts., 8/1/10                                                           2,700,000         2,821,198
-------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                2,630,000         2,555,971
                                                                                             ----------------
                                                                                                   7,740,014
                                                                                             ----------------
Total Corporate Bonds and Notes (Cost $2,153,244,920)                                          2,126,348,796

                                                                                    SHARES
-------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
-------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,8                         247,589                --
-------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,4                                                                        43,000                --
-------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,8                              3,728                --
-------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 4,8                                                            1,701        15,306,331
9.75% Cv., Series AI 1,4,8                                                               1             6,300
-------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                    52,500         7,520,625
                                                                                             ----------------
Total Preferred Stocks (Cost $31,428,680)                                                         22,833,256

-------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.3%
-------------------------------------------------------------------------------------------------------------
Adelphia Recovery Trust 1,4                                                     16,980,552         1,698,055
-------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                         682,803        28,336,325
-------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,4                                               152,627                --
-------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                   311,356        27,140,903
-------------------------------------------------------------------------------------------------------------


                     13 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                    SHARES             VALUE
-------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG 9                                                               154,813   $    14,235,055
-------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 1,4                                                     45,938           712,039
-------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 1,4                                                          288,828                --
-------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                              325,416        28,565,016
-------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 4                                                            3,671,133         5,029,452
-------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                        108,711         6,507,840
-------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 4                                                    59,023         2,311,931
                                                                                             ----------------
Total Common Stocks (Cost $114,474,369)                                                          114,536,616


                                                                                     UNITS
-------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 4                                              5,633            44,204
-------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4                               7,450                --
-------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                             4,190                --
                                                                                             ----------------
Total Rights, Warrants and Certificates (Cost $42,773)                                                44,204

                                                                                 PRINCIPAL
                                                                                    AMOUNT
-------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.3%
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.22%, 5/1/16 1,10 (Cost $9,431,842)                  9,350,000         9,446,679

                                                                                    SHARES
-------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--14.2%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 11,12,13
(Cost $377,818,948)                                                            377,818,948       377,818,948
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $2,691,324,388)                                       2,652,370,374
-------------------------------------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.5% 14
-------------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--0.5%
Undivided interest of 0.38% in joint repurchase agreement (Principal
Amount/Value $3,500,000,000 with a maturity value of $3,501,573,542)
with Bank of America NA, 5.395%, dated 6/29/07, to be repurchased at
$13,311,365 on 7/2/07, collateralized by U.S. Agency Mortgages, 5%-5.50%,
8/1/33-3/1/35, with a value of $3,570,000,000 (Cost $13,305,383)                13,305,383        13,305,383
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,704,629,771)                                    100.2%    2,665,675,757
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (0.2)       (6,525,646)

                                                                           ----------------------------------
NET ASSETS                                                                           100.0%  $ 2,659,150,111
                                                                           ----------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR  Euro
GBP  British Pound Sterling

1. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $76,464,245, which represents 2.88% of the Fund's net assets. See accompanying Notes.


                     14 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $233,204,704 or 8.77% of the Fund's net assets as of June 30, 2007.

4. Non-income producing security.

5. Issue is in default. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $7,724,150. See accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

9. Partial or fully-loaned security. See accompanying Notes.

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

11. Rate shown is the 7-day yield as of June 30, 2007.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS         GROSS          SHARES
                                                     SEPTEMBER 30, 2006       ADDITIONS    REDUCTIONS   JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                   --     912,564,430   534,745,482     377,818,948
Prandium, Inc.                                                  323,326         459,132       782,458              --

                                                                                             DIVIDEND        REALIZED
                                                                                  VALUE        INCOME            LOSS
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                        $ 377,818,948   $ 9,289,430   $          --
Prandium, Inc.                                                                       --            --       9,202,439
                                                                          --------------------------------------------
                                                                          $ 377,818,948   $ 9,289,430   $   9,202,439
                                                                          ============================================

13. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

14. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged,


                     15 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $9,732,333, representing 0.37% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


                     16 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                                   UNREALIZED
                                                    EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                     DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index                            9/20/07         131   $    49,629,350   $     (236,098)


                     17 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

U.S. Treasury Nts., 2 yr.           9/28/07     789   160,783,406        24,731
U.S. Treasury Nts., 10 yr.          9/19/07   2,119   223,984,922     4,031,333
                                                                    ------------
                                                                      3,819,966
                                                                    ------------
CONTRACTS TO SELL
U.S. Treasury Long BondS            9/19/07      58     6,249,500        38,356
U.S. Treasury Nts., 5 yr.           9/28/07     648    67,442,625      (160,366)
                                                                    ------------
                                                                       (122,010)
                                                                    ------------
                                                                    $ 3,697,956
                                                                    ============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                    BUY/SELL   NOTIONAL
                                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY          REFERENCE ENTITY            PROTECTION     (000S)    FIXED RATE          DATE   PAID/(RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclay Bank plc:

                      Beazer Homes USA, Inc.            Sell   $  4,580         4.700%      9/20/08   $            --   $        --

                      Constellation Brands, Inc.        Sell      4,735         1.010       6/20/11                --       (36,480)

                      Constellation Brands, Inc.        Sell      4,060         1.030       6/20/11                --       (28,612)

                      Dow Jones CDX North
                      America Crossover Index           Sell      4,670         1.650      12/20/11            78,387        (1,634)

                      Mosaic Co. (The)                  Sell      2,350         1.500       9/20/12                --         5,007



                      18 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                      Residential Capital LLC           Sell      9,306         1.220       3/20/08                --       (14,434)

                      Residential Capital LLC           Sell      4,648         1.200       3/20/08                --        (7,896)

                      Residential Capital LLC           Sell      7,246         1.750       3/20/08                --        17,116

                      Smithfield Foods, Inc.            Sell      4,730         1.500       3/20/12                --       (70,854)
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                      Allied Waste North
                      America, Inc.                     Sell      1,000         1.880       3/20/12                --       (32,369)

                      El Paso Corp.                     Sell      4,270         0.780       6/20/11                --       (38,708)

                      El Paso Corp.                     Sell      4,758         0.720       6/20/11                --       (52,699)

                      El Paso Corp.                     Sell      4,115         0.820       6/20/11                --       (32,426)

                      Ford Motor Credit Co.             Sell     13,200         2.320       3/20/12                --      (259,369)

                      Reliant Energy, Inc.              Sell      2,300         2.450       9/20/11                --        (8,096)

                      Reliant Energy, Inc.              Sell      5,520         2.600       9/20/11                --         9,900
                      Univision
                      Communications, Inc.              Sell      2,301         1.100       6/20/08                --         4,964

                      Williams Cos., Inc.               Sell      1,650         0.650       3/20/12                --       (10,264)

                      Williams Cos., Inc.               Sell      7,000         1.110       3/20/12                --        88,069
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                      Constellation Brands,
                      Inc.                              Sell        120         1.020       6/20/11                --        (1,120)

                      Constellation Brands,
                      Inc.                              Sell      2,465         1.000       6/20/11                --       (24,650)

                      Dean Foods Co.                    Sell      2,280         1.020       6/20/11                --       (30,765)

                      Dean Foods Co.                    Sell      2,365         1.000       6/20/11                --       (33,669)

                      Dow Jones CDX North
                      America Crossover Index           Sell     18,925         1.650      12/20/11           297,672        21,969

                      Dow Jones CDX North
                      America Crossover Index           Sell      7,090         3.250      12/20/11           262,921        94,381

                      Dow Jones CDX North
                      America Crossover Index           Sell      7,080         1.650      12/20/11           120,728         8,234

                      El Paso Corp.                     Sell      2,400         0.740       6/20/11                --       (23,821)

                      El Paso Corp.                     Sell      2,350         0.770       6/20/11                --       (20,941)

                      Ford Motor Credit Co.             Sell     10,100         2.385       3/20/12                --      (136,714)

                      Ford Motor Credit Co.             Sell      4,100         2.550       3/20/12                --       (30,784)
                      Freescale
                      Semiconductor, Inc.               Sell      2,360         3.200       9/20/11                --       (33,040)
                      Freescale
                      Semiconductor, Inc.               Sell      2,330         3.600       9/20/11                --          (932)
                      Freescale
                      Semiconductor, Inc.               Sell      1,410         3.500       9/20/11                --        (5,358)

                      GMAC LLC                          Sell      9,605         1.390       3/20/17                --      (479,456)


                      19 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                      Inco Ltd.                          Buy      2,315         0.580       3/20/17                --       (16,966)
                      NXP BV/NXP Funding
                      LLC                               Sell      2,360         4.000       9/20/12                --       (11,665)
                      NXP BV/NXP Funding
                      LLC                               Sell      1,410         4.400       9/20/12                --        15,510
                      NXP BV/NXP Funding
                      LLC                               Sell      1,400         4.080       9/20/12                --        (2,491)

                      Residential Capital
                      LLC                               Sell      4,648         1.300       3/20/08                --        (1,162)

                      Smithfield Foods, Inc.            Sell      4,650         1.490       3/20/12                --       (51,024)

                      TXU Corp.                         Sell      4,765         1.530       6/20/11                --      (180,879)

                      TXU Corp.                         Sell      2,380         1.610       6/20/11                --       (84,581)

                      Vale Overseas Ltd.                Sell      2,315         1.030       3/20/17                --        25,333

                      Williams Cos., Inc.               Sell      5,500         1.150       3/20/12                --        76,743
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                      Dow Jones CDX North
                      America Crossover
                      Index                             Sell     37,850         1.650      12/20/11           603,288         2,774

                      Dow Jones CDX North
                      America Crossover
                      Index                             Sell     18,895         1.650      12/20/11           297,818         1,427

                      Dow Jones CDX North
                      America Crossover
                      Index                             Sell      6,940         1.650      12/20/11           119,809           508
                      Dow Jones CDX North
                      America High Yield
                      Index                             Sell     19,865         3.250      12/20/11           736,660       275,729

                      Ford Motor Co.                     Buy     11,510         3.050      12/20/08                --       (89,492)

                      Ford Motor Co.                    Sell     12,110         6.000      12/20/16                --       (18,649)

                      Ford Motor Co.                    Sell     17,975         5.850      12/20/16                --      (163,215)

                      Ford Motor Co.                    Sell     14,385         5.800      12/20/16                --      (166,773)

                      Ford Motor Credit Co.             Sell     21,350         2.390       3/20/12                --      (301,309)

                      Ford Motor Credit Co.             Sell      7,120         2.340       3/20/12                --      (113,753)

                      General Motors Corp.               Buy      4,844         2.550      12/20/08                --       (12,972)

                      General Motors Corp.              Sell      9,690         4.750      12/20/16                --        (8,925)

                      General Motors Corp.              Sell     11,510         4.680      12/20/16                --       (53,640)

                      GMAC LLC                          Sell      9,315         1.370       3/20/17                --      (508,716)

                      Inco Ltd.                          Buy      4,715         0.420       3/20/17                --        17,575

                      Inco Ltd.                          Buy      4,565         0.630       3/20/17                --       (54,781)

                      Vale Overseas Ltd.                Sell      4,715         1.000       3/20/17                --        39,902

                      Vale Oversees Ltd.                Sell      4,565         1.050       3/20/17                --        57,176

                      Williams Cos., Inc.               Sell      6,100         1.020       3/20/12                --        59,601
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:


                      20 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                      Beazer Homes USA, Inc.            Sell      4,720         2.500       6/20/08                --       (84,853)

                      Beazer Homes USA, Inc.            Sell      4,200         2.650       9/20/08                --       (90,086)

                      Beazer Homes USA, Inc.            Sell      4,580         4.800       9/20/08                --            --
                      Freescale
                      Semiconductor, Inc.               Sell      4,650         3.600       9/20/11                --         4,618
                      Freescale
                      Semiconductor, Inc.               Sell      2,210         3.750       9/20/11                --            --
                      Freescale
                      Semiconductor, Inc.               Sell      1,400         3.700       9/20/11                --            --

                      General Motors Corp.               Buy      9,690         2.700      12/20/08                --       (64,427)

                      General Motors Corp.              Sell      9,690         4.950      12/20/16                --        76,696

                      GMAC LLC                          Sell      4,650         1.390       3/20/17                --      (266,547)

                      GMAC LLC                          Sell      5,660         1.390       3/20/17                --      (324,442)

                      GMAC LLC                          Sell      2,115         1.370       3/20/17                --      (123,697)

                      GMAC LLC                          Sell     15,150         1.390       3/20/17                --      (868,427)
                      K. Hovnanian
                      Enterprises, Inc.                 Sell      6,661         2.000       6/20/08                --       (68,355)
                      K. Hovnanian
                      Enterprises, Inc.                 Sell      9,189         2.000       6/20/08                --       (94,298)
                      K. Hovnanian
                      Enterprises, Inc.                 Sell      9,195         1.800       6/20/08                --      (112,032)

                      Residential Capital
                      LLC                               Sell      4,638         1.180       3/20/08                --        (9,028)

                      Residential Capital
                      LLC                               Sell      4,320         1.360       3/20/08                --        (2,679)

                      Standard-Pacific Corp.            Sell     19,931         2.200       6/20/08                --      (175,177)
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank
NA, NY Branch:

                      Dean Foods Co.                    Sell      4,795         1.030       6/20/11                --       (86,704)

                      Dean Foods Co.                    Sell      4,795         1.060       6/20/11                --       (81,660)

                      Dean Foods Co.                    Sell      2,400         1.050       6/20/11                --       (40,743)

                      Dean Foods Co.                    Sell      6,145         1.080       6/20/11                --       (98,331)

                      Ford Motor Co.                     Buy      9,690         3.600      12/20/08                --      (164,222)

                      Ford Motor Co.                    Sell     12,110         6.000      12/20/16                --        (1,713)

                      General Motors Corp.               Buy     14,375         2.350      12/20/08                --       (49,020)

                      General Motors Corp.              Sell     14,375         4.750      12/20/16                --         9,788

                      Inco Ltd.                          Buy      2,355         0.520       3/20/17                --         1,932

                      Mosaic Co. (The)                  Sell      2,330         1.350       9/20/12                --        (9,621)

                      Mosaic Co. (The)                  Sell      2,345         1.500       9/20/12                --         5,596

                      Rite Aid Corp.                    Sell      2,250         1.400       9/20/08                --         2,145
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:


                      21 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                      Allied Waste North
                      America, Inc.                     Sell      4,650         1.880       3/20/12                --      (143,403)
                      Allied Waste North
                      America, Inc.                     Sell      1,600         1.880       3/20/12                --       (49,343)

                      Beazer Homes USA, Inc.            Sell      4,885         2.650       6/20/08                --       (76,944)

                      Beazer Homes USA, Inc.            Sell      2,400         2.330       6/20/08                --       (45,115)

                      Constellation Brands,
                      Inc.                              Sell      4,770         1.000       6/20/11                --       (60,618)
                      Dow Jones CDX North
                      American High Yield
                      Index                             Sell      4,642         3.250      12/20/11            89,874        60,392
                      Dow Jones CDX North
                      American High Yield
                      Index                             Sell      4,642         3.250      12/20/11            89,874        60,392

                      El Paso Corp.                     Sell      7,137         0.730       6/20/11                --       (71,894)

                      El Paso Corp.                     Sell      2,370         0.800       6/20/11                --       (18,674)
                      Freescale
                      Semiconductor, Inc.               Sell      3,300         3.550       9/20/11                --       (10,608)

                      GMAC LLC                          Sell      4,650         1.400       3/20/17                --      (250,028)

                      GMAC LLC                          Sell      4,985         1.400       3/20/17                --      (268,039)

                      Mosaic Co. (The)                  Sell      4,725         1.200       9/20/12                --       (71,392)
                      NXP BV/NXP Funding
                      LLC                               Sell      3,285         4.150       9/20/12                --       (25,290)
                      NXP BV/NXP Funding
                      LLC                               Sell      2,230         4.450       9/20/12                --         8,903

                      Reliant Energy, Inc.              Sell      3,925         2.150       9/20/11                --       (40,784)

                      Reliant Energy, Inc.              Sell      2,250         2.500       9/20/11                --         4,496

                      Rite Aid Corp.                    Sell      2,320         1.350       9/20/08                --        (5,382)

                      Rite Aid Corp.                    Sell      5,400         1.350       9/20/08                --            --

                      Smithfield Foods, Inc.            Sell      6,100         1.580       3/20/12                --       (62,215)

                      Toys R US, Inc.                   Sell      4,660         1.850       9/20/08                --            71
                      Univision
                      Communications, Inc.              Sell      2,301         1.100       6/20/08                --       (12,828)
                      Univision
                      Communications, Inc.              Sell      4,594         1.150       6/20/08                --       (23,375)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:

                      Peabody Energy Corp.              Sell      1,410         1.200       9/20/12                --         5,593

                      Reliant Energy, Inc.              Sell      1,965         2.050       9/20/11                --       (23,301)

                      TXU Corp.                         Sell      4,760         1.530       6/20/11                --      (134,179)

                      TXU Corp.                         Sell      4,745         1.580       6/20/11                --      (126,847)

                      TXU Corp.                         Sell      4,745         1.590       6/20/11                --      (126,014)

                      TXU Corp.                         Sell      6,000         1.620       6/20/11                --      (153,597)

                      TXU Corp.                         Sell      6,785         2.060       6/20/11                --       (70,466)
------------------------------------------------------------------------------------------------------------------------------------


                      22 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Morgan Stanley
Capital Services,
Inc.:

                      Dean Foods Co.                    Sell      4,790         0.950       6/20/11                --      (56,728)

                      Dow Jones CDX North
                      America Crossover
                      Index                             Sell      4,675         1.650      12/20/11            78,459         3,620

                      Ford Motor Co.                     Buy      9,690         3.700      12/20/08                --      (198,360)

                      Ford Motor Co.                     Buy        655         2.450      12/20/08                --        (1,726)

                      Ford Motor Co.                    Sell     12,110         6.150      12/20/16                --        94,884

                      Ford Motor Co.                    Sell        835         5.900      12/20/16                --        (4,297)

                      General Motors Corp.               Buy        655         1.650      12/20/08                --         3,767

                      General Motors Corp.              Sell      9,690         4.900      12/20/16                --       132,583

                      General Motors Corp.              Sell        655         4.620      12/20/16                --        (1,367)

                      Inco Ltd.                          Buy      4,665         0.520       3/20/17                --       (16,841)

                      Inco Ltd.                          Buy      4,675         0.520       3/20/17                --       (16,877)

                      Inco Ltd.                          Buy      4,495         0.600       3/20/17                --       (42,916)

                      Smithfield Foods, Inc.            Sell      4,850         1.510       3/20/12                --       (58,981)

                      Smithfield Foods, Inc.            Sell      1,600         1.770       3/20/12                --        (3,200)

                      Vale Overseas Ltd.                Sell      2,355         1.060       3/20/17                --        32,121

                      Vale Overseas Ltd.                Sell      4,665         0.970       3/20/17                --        32,108

                      Vale Overseas Ltd.                Sell      4,675         0.920       3/20/17                --        14,627

                      Vale Overseas Ltd.                Sell      4,495         1.040       3/20/17                --        56,870
                                                                                                      ------------------------------
                                                                                                      $     2,775,490   $ (6,910,65)
                                                                                                      ==============================

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at


                      23 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

$13,444,285, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $13,305,383 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $ 2,707,630,797
Federal tax cost of other investments                              359,783,087
                                                               ----------------
Total federal tax cost                                         $ 3,067,413,884
                                                               ================

Gross unrealized appreciation                                  $    56,448,787
Gross unrealized depreciation                                     (104,392,016)
                                                               ----------------
Net unrealized depreciation                                    $   (47,943,229)
                                                               ================


                      24 | OPPENHEIMER CHAMPION INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007